Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities, Noncurrent [Abstract]
Other Non-Current Liabilities
17. Other
Non-Current
Liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2024	2025
Warranty provisions (ii)	809,437	1,111,920
Government grants	201,823	204,734
Debt from third party investors (i)	1,316,206	166,233
Deposits from a third party (iii)	118,310	85,397

Total	2,445,776	1,568,284

(i) The debt from third party investors consisted of the following two
financing arrangements:
1) Financing in an amount of RMB160 million from Guangzhou GET Investment Holdings Co., Ltd. (“Guangzhou GET Investment”)
In December 2020, Chengxing and Guangzhou Xiaopeng Automotive Investment Co., Ltd. (“Guangzhou Xiaopeng Investment”), subsidiaries of the Group, entered into a partnership agreement with Guangzhou GET Investment to set up a limited liability partnership entity (the “Kunpeng Chuangye LLP”) whose operating period is designed for 9 years since the date of the registration of its business license. Chengxing, Guangzhou Xiaopeng Investment and Guangzhou GET Investment subscribed for RMB200,000, RMB10 and RMB160,000 paid in capital in Kunpeng Chuangye LLP in return for 55.5540%, 0.0028% and 44.4432% of the equity interests, respectively. The consideration of RMB160 million was paid by Guangzhou GET Investment to Kunpeng Chuangye LLP in January 2021. Pursuant to the investment agreement, Guangzhou GET Investment does not have substantive participating rights in Kunpeng Chuangye LLP nor it is able to transfer their interest in Kunpeng Chuangye LLP to other third party. During the
9-year
operating period of Kunpeng Chuangye LLP, Guangzhou GET Investment is only entitled to interest calculated at an interest rate of 4% per annum based on its investment amount of RMB160,000 in Kunpeng Chuangye LLP. Upon liquidation, if any, at any time within 9 years or at the due date of the
9-year
operating period, Guangzhou GET Investment will be entitled to and only entitled to its investment amount amounting to RMB160,000. If Kunpeng Chuangye LLP failed to pay the investment amount of RMB160,000 or the interest calculated at an interest rate of 4% per annum to Guangzhou GET Investment, Chengxing, also guaranteed by Xiaopeng Technology, will be liable for the unpaid amounts. Based on these arrangements, the Group consolidates Kunpeng Chuangye LLP via its subsidiaries Chengxing and Guangzhou Xiaopeng Investment. The Group regards the investment held by Guangzhou GET Investment as a liability with interest expenses amortized through the period given the risks and rewards of owning 44.4432% of equity interests in Kunpeng Chuangye LLP have been retained by the Group and the substance of the transaction is that Guangzhou GET Investment is providing financing to the Group via Kunpeng Chuangye LLP.
The interest payable for the investment held by Guangzhou GET Investment which amounted to
RMB6,233 and RMB6,233 as of December 31, 2024 and 2025, respectively, was calculated at an interest rate of 4% per annum.

2) Financing in an amount of RMB1,000 million from Guangzhou GET Investment
Pursuant to the share purchase agreement, dated March 30, 2021, signed among Chengxing, Chengxing’s shareholders and Guangzhou GET Investment, Guangzhou GET Investment subscribed for common stock newly issued by Chengxing at a consideration of RMB1,000 million. Immediately after the share subscription, Guangzhou GET Investment began to hold 1.0640% of equity interest in Chengxing. The consideration of RMB1,000 million was paid by Guangzhou GET Investment on March 31, 2021 (“Initial Capital Injection Date of Guangzhou GET Investment”). Pursuant to the terms of the agreement, conditional upon the disclosure of any plan of any potential onshore listing by any entity affiliated with Chengxing on any stock exchange in the PRC within 5 years after the Initial Capital Injection Date of Guangzhou GET Investment, Guangzhou GET Investment is entitled to request Guangdong Xiaopeng Motors Technology Group Co., Ltd. to purchase the shares of Chengxing held by it for cash, such that it could use the relevant funds to participate in such potential onshore public offering. Under the share purchase agreement, no guaranteed allocation of such public offering shares will be granted to Guangzhou GET Investment. The amount to be paid by Guangdong Xiaopeng Motors Technology Group Co., Ltd. for such purchase is to be calculated with reference to the consideration paid by Guangzhou GET Investment, i.e. RMB
1,000 million and an interest at a rate of 4% or 6%
per annum pursuant to the terms of the share purchase agreement. Upon the fifth anniversary of the Initial Capital Injection Date of Guangzhou GET Investment, if Guangzhou GET Investment, Guangdong Xiaopeng Motors Technology Group Co., Ltd. and Chengxing fail to reach an agreement on the terms of such potential onshore listing in the PRC, or such relevant entity cannot successfully become listed in the PRC, Guangdong Xiaopeng Motors Technology Group Co., Ltd. is entitled to request Guangzhou GET Investment to sell, or Guangzhou GET Investment is entitled to request Guangdong Xiaopeng Motors Technology Group Co., Ltd. to purchase, the common stock in Chengxing held by Guangzhou GET Investment at a price of RMB
1,000
million plus interest calculated at the rate of 4% per annum. In addition, pursuant to the terms of the arrangement, Guangzhou GET Investment does not have substantive participating rights in Chengxing. The Group regards the investment held by Guangzhou GET Investment as a liability with interest expenses amortized through the period as the risks and rewards of owning the
1.0640%
of equity interest in Chengxing have been retained by the Group and the substance of the transaction is that Guangzhou GET Investment is providing financing to Chengxing.
The interest payable for the investment by Guangzhou GET Investment, which amounted to RMB
149,973 and RMB189,973 as of December 31, 2024 and 2025, respectively, was calculated at an interest rate of 4% per annum.
As of December 31, 2025, the principal amount of RMB1,000,000 and interest of RMB189,973 will be due within one year and were classified to “Accruals and Other Liabilities”.

(ii) Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2023	2024	2025
Accrued warranty - beginning of the year	641,062	1,008,993	1,198,727
Warranty costs incurred	(228,674)	(208,691)	(357,473)
Provision for warranty	596,605	597,465	962,623
Adjustments to pre-existing warranty liabilities	—	(199,040)	(8,997)

Accrued warranty - end of year	1,008,993	1,198,727	1,794,880
Less: Current portion of warranty	(219,988)	(389,290)	(682,960)

Non-current portion of warranty	789,005	809,437	1,111,920

The Group reviews historically incurred warranty cost periodically and updated the estimates of future warranty cost.
(iii) Deposits from a third party represent the refundable deposit for the finance lease cooperation in which the Group serves as the lessor(Note 18).